Gains on Investment Securities and Dividends (Gains on Investment Securities and Dividends) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net Investment Income [Line Items]
Net gains on investment securities	¥ 31,134	¥ 50,617	¥ 19,412
Dividends income, other	4,652	5,778	7,769
Gains on investment securities and dividends	¥ 35,786	¥ 56,395	¥ 27,181